ING LOGO
AMERICAS
US Legal Services

Patricia A. Guerrera
Paralegal
(860) 723-2805
Fax: (860) 723-2215
patricia.guerrera@us.ing.com

October 1, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: State University of New York Defined Contribution Retirement Plan
File Nos.: 033-81216 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement dated October 3, 2007 to the Contract Prospectus and the Statement of Additional
Information contained in Post-Effective Amendment No. 38 to the Registration Statement on
Form N-4 (“Amendment No. 38”) for Variable Annuity Account C of ING Life Insurance and
Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 38 which was declared effective on October 3, 2007. The text of Amendment No. 38 was filed electronically on
September 28, 2007.

If you have any questions regarding this submission, please call Michael Pignatella at 860-723-
2239 or the undersigned at 860-723-2805.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation